SUPPLEMENT DATED AUGUST 18, 2003, TO
THE MAY 1, 2003 PROSPECTUSES FOR

FREEDOM VARIABLE ANNUITY,
CENTURY II VARIABLE ANNUITY AND
AFFINITY VARIABLE ANNUITY
ISSUED BY
KANSAS CITY LIFE INSURANCE COMPANY
AND ITS
KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

AND

CENTURY II SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT,
ALLIANCE VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT,
HERITAGE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT, AND
CENTURY II VARIABLE UNIVERSAL LIFE INSURANCE CONTRACT
ISSUED BY
KANSAS CITY LIFE INSURANCE COMPANY
AND ITS
KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT
(the variable annuities and the variable life insurance contracts, collectively, the “Contracts”)

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

Effective August 11, 2003, J & W. Seligman, the investment manager of certain of the portfolios (collectively, the “Seligman Portfolios”) offered as investment options under the Contracts, eliminated its voluntary undertaking to reimburse “other expenses” of the Seligman Portfolios (i.e., those expenses other than management and 12b-1 fees) that exceed certain limits. Accordingly, the Fee Table presentation of operating expenses for the Seligman Portfolios should be replaced with the following:

-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
        Portfolio            Management    12b-1/        Other        Total           Expense        Total Portfolio
                                Fees       Service     Expenses     Portfolio      Reimbursement     Annual Expenses
                                             Fees                     Annual                              After
                                                                     Expenses                         Reimbursement
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
Seligman
Portfolios, Inc.

-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
Seligman Capital               0.40%         0.25%       0.58%        1.23%             N/A                N/A
Portfolio (Class 2)
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
Seligman Communications        0.75%         0.25%       0.25%        1.25%             N/A                N/A
and Information
Portfolio (Class 2)
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------
Seligman Small-Cap Value       1.00%         0.19%       0.15%        1.34%             N/A                N/A
(Class 2)
-------------------------- --------------- ---------- ------------ ------------- ------------------ ------------------

                                                               * * * * *

Owner inquiries should be directed to Kansas City Life Insurance Company at Variable Administration Department, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364, or by calling (800) 616-3670.